Unsecured Convertible Note (‘Atalaya Note’) - Schedule of Notes Payable (Details) - USD ($)	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Debt Instrument [Line Items]
Note payable		$ 10,067,601
Atalaya Note [Member]
Debt Instrument [Line Items]
Note payable		$ 10,067,601